ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2011
Statements of operations

	2009	2010	2011	2011
				US$ thousands
Statements of operations
Net revenues	—	—	—	—
Operating expenses	(3,262)	(3,590)	(61,783)	(9,816)

Loss from operations	(3,262)	(3,590)	(61,783)	(9,816)
Share of income from subsidiaries	200,664	416,760	239,217	38,008
Interest income	268	90	8,095	1,286
Interest expense	(10,866)	(1,730)	(45,945)	(7,300)
Issuance costs for convertible notes	—	(42,559)	—	—
(Loss)/gain on change in fair value of convertible notes	—	(9,040)	198,547	31,546
Foreign exchange (loss)/gain	(128)	(2,912)	19,194	3,050
Gain on buy-back of convertible bonds	69,327	2,480	1,521	242
Non-operating expenses	—	—	(7,315)	(1,162)

Income before income tax expense	256,003	359,499	351,531	55,854

Income tax expense	—	—	—	—
Net income	256,003	359,499	351,531	55,854

Balance sheets

	2010	2011	2011
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	1,366,249	181,581	28,850
Restricted cash	—	202,323	32,146
Receivables from related parties	—	241	38
Prepayments and other current assets	1,896	1,036	165

Total current assets	1,368,145	385,181	61,199

Investments in subsidiaries (a)	2,918,037	6,154,925	977,919
Other assets	—	85,891	13,647

Total assets	4,286,182	6,625,997	1,052,765

Liabilities
Current liabilities
Payables to related parties	139,408	—	—
Short-term loans	—	346,550	55,061
Convertible bonds	—	113,051	17,961
Other payables and accruals	16,496	156,418	24,853

Total current liabilities	155,904	616,019	97,875

Non-current liabilities
Convertible bonds	159,402	—	—
Long-term loans	—	1,165,666	185,206
Financial liability	1,227,577	979,008	155,549

Total liabilities	1,542,883	2,760,693	438,630

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	3,257	3,542	563
Additional paid-in capital	1,913,734	2,683,923	426,432
Retained earnings	826,308	1,177,839	187,140

Total shareholders’ equity	2,743,299	3,865,304	614,135

Total liabilities and shareholders’ equity	4,286,182	6,625,997	1,052,765

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

Statements of Cash flows

	2009	2010	2011	2011
				US$ thousands
Statements of Cash flows:

Cash flows from operating activities:
Net income	256,003	359,499	351,531	55,854
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	—	5,726	910
Share of income from subsidiaries	(200,664)	(416,760)	(239,217)	(38,008)
Interest expense	2,989	1,730	—	—
Foreign exchange loss/(gain)	128	2,912	(19,194)	(3,050)
Gain on buy-back of convertible bonds	(69,327)	(2,480)	(1,521)	(242)
Issuance costs for convertible notes	—	42,559	—	—
Loss/(gain) on change in fair value of convertible notes	—	9,040	(198,547)	(31,546)
Loss from fair value change of interest rate swap transaction	—	—	7,315	1,162
Change in assets and liabilities, net of effects of acquisitions:
Increase in receivables from related parties	—	—	(241)	(38)
Decrease/(increase) in prepayments and other current assets	8,855	(205)	540	86
Increase/(decrease) in payables to related parties	20,741	97,248	(163,258)	(25,939)
Increase/(decrease) in other payables and accruals	8,238	(673)	(4,630)	(736)

Net cash provided by/(used) in operating activities	26,963	92,870	(261,496)	(41,547)

Cash flows from investing activities:
Cash paid to restricted cash – escrow account and interest reserve account	—	—	(202,323)	(32,146)
Cash paid for the acquisition of Motel 168	—	—	(2,031,421)	(322,760)
Investments in subsidiaries	—	(47,951)	(53,319)	(8,472)
Cash received from returns on investments	5,746	—	—	—

Cash flows provided by/ (used) in investing activities:	5,746	(47,951)	(2,287,063)	(363,378)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs	341,078	—	—	—
Proceeds from share option exercise	26,975	63,644	28,173	4,476
Buy-back of convertible bonds	(395,842)	(75,687)	(45,507)	(7,230)
Net proceeds from issuance of convertible notes	—	1,188,823	—	—
Proceeds from loans	—	—	1,525,176	242,326
Payment for upfront fee of loan	—	—	(91,617)	(14,556)

Net cash provided by/(used in) financing activities	(27,789)	1,176,780	1,416,225	225,016

Effect of foreign exchange rate changes on cash and cash equivalents	(128)	(9,761)	(52,334)	(8,316)

Net increase/(decrease) in cash and cash equivalents	4,792	1,211,938	(1,184,668)	(188,225)

Cash and cash equivalents, beginning of year	149,519	154,311	1,366,249	217,075

Cash and cash equivalents, end of the year	154,311	1,366,249	181,581	28,850

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	—	(33,848)	(5,378)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	—	143,728	22,836
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	66,187	127,000	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	—	667,314	106,026